Organization and Business Background (Details 1) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Business Acquisition [Line Items]
Net Income	$ 250,000	$ 176,000	$ 130,700